FOREIGN EXCHANGE - Detail of Gain (Loss) on Foreign Exchange (Details) $ in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Effect Of Changes In Foreign Exchange Rates [Abstract]
Foreign exchange forward purchase contracts terminated	$ 62.5
Unrealized gain (loss) on foreign exchange		$ (18,617)	$ 22,165
Unrealized gain (loss) on foreign exchange contracts		3,422	(3,867)
Total Unrealized gain (loss) on foreign exchange		(15,195)	18,298
Realized gain (loss) on foreign exchange		(8,296)	(797)
Gain (loss) on foreign exchange		$ (23,491)	$ 17,501